Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Textual)
Amortization expense	$ 3,746	$ 2,836	$ 1,549
Capitalized technology [Member]
Intangible Assets, Net (Textual)
Includes capitalized technology in the amount of	8,877	5,056
Capitalized technology	$ 4,081	$ 2,143